Vessels, Port Terminals and Other Fixed Assets, net - Future Minimum Collections of Note Receivable (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Payment Due by Period [Abstract]
December 31, 2018	$ 347
December 31, 2019	115
December 31, 2020	111
December 31, 2021	167
December 31, 2022	38
December 31, 2023	131
Total future minimum note receivable collections	909
Less: amount representing interest	(91)
Present value of future minimum Note receivable collections	$ 818	$ 0